MARKETABLE SECURITIES - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Apr. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Debt and Equity Securities, FV-NI [Line Items]
Marketable securities acquired					$ 357	$ 0	$ 0
Proceeds from sale of marketable securities					14,074	$ 0	0
Gain on sale of marketable securities					7,881		$ 0
Golden Ocean
Debt and Equity Securities, FV-NI [Line Items]
Unrealized (loss)/gain on investments					$ 100
Number of marketable securities (in shares)							1,270,657
Number of marketable securities pledged to creditors (in shares)	0				0		1,260,358
Secured debt, repurchase agreements	$ 9,800		$ 6,200		$ 9,800
Marketable securities acquired	3,600	$ 400	3,600
Proceeds from sale of marketable securities	700		$ 9,800	$ 13,400
Gain on sale of marketable securities	$ 300				$ 7,600
Marketable securities, from exercise of subscription rights		55,959
Marketable securities, number of shares held (in shares)	10,299				10,299
Avance Gas
Debt and Equity Securities, FV-NI [Line Items]
Unrealized (loss)/gain on investments					$ (100)
Number of marketable securities (in shares)					400,000
SFL
Debt and Equity Securities, FV-NI [Line Items]
Unrealized (loss)/gain on investments					$ 100
Number of marketable securities (in shares)					100,000